GENERAL AND ADMINSTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Salaries	$ 24.8	$ 28.4
Restructuring costs	5.4	2.7
Directors' fees and expenses	1.0	1.4
Professional and consulting fees	8.6	9.2
Other administration costs	2.9	2.3
Share-based compensation	5.0	5.6
(Gain) loss on cash flow hedges	0.0	(0.2)
Depreciation expense	1.2	1.4
General and administrative	$ 48.9	$ 50.8